422 Fleming Street, Suite 7

Key West, FL 33040

281-702-2137 (P)

866-862-1719 (F)

June 27, 2016

Securities and Exchange Commission                                                                                  VIA EDGAR

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20548

Attn: Division of Investment Management

Re:	American Pension Investors Trust, File Nos. 811-04262 and 002-96538

Ladies and Gentlemen:

Pursuant to the requirements of Rule 488 promulgated under the Securities Act of 1993, as amended, we are, on behalf of the American Pension Investors Trust (the “Trust”), filing this Combination Prospectus/Proxy Statement on Form N-14 under the Securities Act of 1933. This transmission contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.

Pursuant to Paragraph (a)(1) and (2) of Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned, who reviewed this filing on behalf of the Trust, hereby represents to the Commission that said filing does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (a) of Rule 488, and that the Trust therefore seeks to have this filing declared effective not later than thirty (30) days after filing.

Please direct all comments relating to this filing to me at the above address and number. Thank you for your consideration.

Sincerely,

DRAKE COMPLIANCE, LLC

/s/ David D. Jones
DAVID D. JONES